BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

(in thousands)

Short term investment	$15
Other current assets	46
Property and equipment, net	53
Other long term assets	46
Intangible assets	1,354
Goodwill	1,379

Total Assets	$2,893

Current liabilities	1,720
Long term loan	1,389

Total Liabilities	$3,109

Total purchase price allocation,net of cash acquired	$(216)

Schedule of Identifiable Assets as of date of acquisition
The following table provides details regarding the identifiable assets acquired as of the date of the acquisition:

	Fair value	Weighted Average Useful Life
	(in thousands)	(in years)

Technology	1,117	6
Customer relations	237	5

Total purchased intangible assets	$1,354

Deviant Art, Inc. [Member]
Summary of Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

(in thousands)

Reserve deposit	$195
Other current assets	1,237
Property and equipment, net	146
Other long term assets	31
Intangible assets	24,865
Goodwill	14,684

Total Assets	$41,158

Current liabilities	7,851

Total Liabilities	$7,851

Total purchase price allocation, net of cash acquired	$33,307

Schedule of Identifiable Assets as of date of acquisition
The following table provides details regarding the identifiable assets acquired acquired as of the date of the acquisition

	Fair value	Weighted Average Useful Life
	(in thousands)	(in years)

Technology	1,906	5
Customer relations	10,430	15
Customer Data	12,043	15
Brand/Domain	486	7

Total purchased intangible assets	$24,865